CAPITAL AND RESERVES (Tables)	12 Months Ended
Mar. 31, 2022
Capital And Reserves
SCHEDULE OF AUTHORIZED ISSUE UNLIMITED NUMBER OF PAR VALUE SHARES

The Company is authorized to issue an unlimited number of nil par value shares of a single class.

	Shares	Share capital
Issued ordinary shares of US$0.00 each	Number	$
At 31 March 2020	636,297,049	112,079,984
Shares issued - private placement	36,269,253	230,019
Relative Fair value charge for warrants issued in conjunction with private placement		(138,305)
CLNs issued in lieu of fundraising commission		(558,395)
Options exercised	250,000	15,870
At 31 March 2021	672,816,302	111,629,173
Exercise of warrants	386,512,756	3,470,940
Conversion of CLN	315,086,410	8,876,397
At 31 March 2022	1,374,415,468	123,976,510